Income taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of Income Tax [Line Items]
Tax Credit Carryforward, Amount	$ 16,512	$ 17,577
Operating Loss Carryforwards	$ 327,455	$ 313,062
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.00%	26.00%
Estimated tax liabilities	$ 0	$ 0
Canada Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	188,444	173,698
Switzerland Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	93,314	93,205
United States Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	44,933	45,289
United Kingdom Loss Carryforwards [Member]
Summary of Income Tax [Line Items]
Operating Loss Carryforwards	$ 764	$ 870